Supplemental Financial Statement Data - Accounts Receivable, Net (Details) - USD ($) $ in Millions	9 Months Ended
	Mar. 28, 2025	Mar. 29, 2024
Western Digital Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds on sale of trade accounts receivable	$ 0	$ 339